INTERBANK LOANS (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in provisions and impairment [Roll Forward]
Provisions released	$ 302,255	$ 342,083	$ 399,277
Loans and accounts receivables from customers [Member] | Provisions and Impairment of Loans [Member]
Changes in provisions and impairment [Roll Forward]
Beginning balance	4,135	1,166
Provisions established	307	3,052
Provisions released	(3,970)	(83)
Ending balance	472	4,135	1,166
Loans and accounts receivables from customers [Member] | Domestic Banks [Member] | Provisions and Impairment of Loans [Member]
Changes in provisions and impairment [Roll Forward]
Beginning balance
Provisions established	251	1
Provisions released	(251)	(1)
Ending balance
Loans and accounts receivables from customers [Member] | Foreign Banks [Member] | Provisions and Impairment of Loans [Member]
Changes in provisions and impairment [Roll Forward]
Beginning balance	4,135	1,166
Provisions established	56	3,051
Provisions released	(3,719)	(82)
Ending balance	$ 472	$ 4,135	$ 1,166